Accrued Expenses and Other Liabilities (Notes)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Accrued Expenses and Other Liabilities
The following represents a summary of accrued expenses and other liabilities at December 31:

	2012	2011
Employee compensation and benefits	$51	$49
Other accrued expenses	106	117
Total accrued expenses and other liabilities	$157	$166